ACQUISITION - Consideration (Details) - Income-Producing Properties CAD in Thousands	Oct. 06, 2017 CAD
Purchase consideration:
Cash sourced from credit facility	CAD 117,227
Cash on hand	36,752
Total cash consideration paid	153,979
Recognized amounts of identifiable assets acquired and liabilities assumed measured at their respective fair values:
Investment properties	154,726
Working capital	(747)
Total identifiable net assets	CAD 153,979